Investment Strategy	Aug. 31, 2026
PGIM Active High Yield Bond ETF
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing primarily in a portfolio of high yield bonds (commonly referred to as junk bonds) of companies or governments.Under normal market conditions, the Fund invests at least 80% of its investable assets in a diversified portfolio of high yield bonds that are below investment grade and other investments (including derivatives) with similar economic characteristics. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.The term “below investment grade” refers to instruments either rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), BB+ or lower by S&P Global Ratings (“S&P”) or Fitch, Inc. (“Fitch”), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or, if unrated, considered by the subadviser to be of comparable quality. The Fund is an actively managed exchange-traded fund (“ETF”) and therefore does not seek to replicate the performance of any specific index. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. The term “bonds” includes fixed income instruments issued by the U.S. Government, its agencies and instrumentalities, commercial paper, asset-backed securities, mortgage-backed securities, variable and floating rate instruments, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), convertible and non-convertible securities (including preferred stocks), loan participations and assignments, obligations issued by non-U.S. banks, companies or non-U.S. Governments, and municipal bonds and notes.The Fund may invest in securities which are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or interest at the time of acquisition by the Fund or are rated in the lower rating categories or, if unrated, are in the judgment of the subadviser of equivalent quality (“distressed securities”).The Fund may invest up to 20% of its investable assets in foreign currency-denominated fixed income securities issued by foreign or domestic issuers, including emerging markets. Foreign government fixed income securities include securities issued by quasi-governmental entities, governmental agencies, supranational entities and other governmental entities. The Fund intends to hedge the currency risk of its foreign currency denominated fixed income securities into U.S. dollars through the use of derivatives. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The term “below investment grade” refers to instruments either rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), BB+ or lower by S&P Global Ratings (“S&P”) or Fitch, Inc. (“Fitch”), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or, if unrated, considered by the subadviser to be of comparable quality.The term “bonds” includes fixed income instruments issued by the U.S. Government, its agencies and instrumentalities, commercial paper, asset-backed securities, mortgage-backed securities, variable and floating rate instruments, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), convertible and non-convertible securities (including preferred stocks), loan participations and assignments, obligations issued by non-U.S. banks, companies or non-U.S. Governments, and municipal bonds and notes.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by investing primarily in a portfolio of high yield bonds (commonly referred to as junk bonds) of companies or governments.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its investable assets in a diversified portfolio of high yield bonds that are below investment grade and other investments (including derivatives) with similar economic characteristics.
PGIM Short Duration High Yield ETF
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of high yield fixed income instruments that are rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, are considered by the subadviser to be of comparable quality.Under normal circumstances, the Fund invests at least 80% of its investable assets in high yield fixed income instruments that are rated below investment grade (commonly referred to as junk bonds) and other investments (including derivatives) with similar economic characteristics. The term “investable assets” refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund is an actively managed exchange-traded fund (“ETF”) and therefore does not seek to replicate the performance of any specific index. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund's name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund's exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. The term “below investment grade” or “junk bonds” refers to instruments either rated Ba1 or lower by Moody's Investors Service, Inc. (“Moody's”), BB+ or lower by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or comparably by another NRSRO, or, if unrated, considered by the subadviser to be of comparable quality. The Fund may invest in securities which are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or interest at the time of acquisition by the Fund or are rated in the lower rating categories or, if unrated, are in the judgment of the subadviser of equivalent quality (“distressed securities”). The Fund may also invest without limit in high yield instruments rated in the lower rating categories (Caa1 or lower by Moody’s, CCC+ or lower by S&P or Fitch, or comparably rated by another NRSRO) or, if unrated, are considered by the subadviser to be of comparable quality. The types of fixed income securities in which the Fund may invest include bonds, debentures, notes, commercial paper, floating rate or variable rate instruments and other similar types of debt instruments, as well as loan participations and assignments, money market instruments, payment-in-kind securities and derivatives related to or referencing these types of securities and instruments. The Fund may invest in fixed income instruments of companies or governments. The Fund may invest in U.S. currency-denominated fixed income securities issued by foreign issuers, including issuers in emerging markets and in non-U.S. currency-denominated fixed income securities issued by foreign or domestic issuers. The Fund may use various derivative strategies, including futures contracts and related options, foreign currency forward contracts, swap transactions and options to try to improve the Fund's returns. The subadviser may also use hedging techniques to try to protect the Fund's assets. Although the Fund has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into the subadviser’s bottom-up research which informs security selection. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer, which includes a review of the composition of revenue, profitability, cash flow margin, and leverage. The subadviser may also utilize proprietary quantitative tools to support relative value trading and asset allocation for portfolio management as well as various risk models to support risk management. Duration is a measure of the sensitivity of the price of a security to changes in interest rates. While there is no limit on the remaining maturity or duration of any individual security in which the Fund may invest, the Fund generally expects to maintain a weighted average portfolio duration of three years or less and a weighted average life of five years or less.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The term “below investment grade” or “junk bonds” refers to instruments either rated Ba1 or lower by Moody's Investors Service, Inc. (“Moody's”), BB+ or lower by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or comparably by another NRSRO, or, if unrated, considered by the subadviser to be of comparable quality.Duration is a measure of the sensitivity of the price of a security to changes in interest rates.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of high yield fixed income instruments that are rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, are considered by the subadviser to be of comparable quality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in high yield fixed income instruments that are rated below investment grade (commonly referred to as junk bonds) and other investments (including derivatives) with similar economic characteristics.
PGIM Municipal Income Opportunities ETF
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in municipal obligations whose income is exempt from federal income taxes. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. For purposes of this policy, such municipal obligations include: zero coupon bonds, variable rate demand obligations, short term municipal notes, tax-exempt commercial paper, municipal lease obligations, municipal general obligation bonds, municipal revenue bonds, municipal bonds, the interest on which is subject to the federal alternative minimum tax (“AMT”), pre-refunded and escrowed to maturity bonds, municipal cash equivalents, private activity bonds and municipal mortgage-backed and asset-backed securities, including auction rate securities and municipal bonds restricted from sale and also include other investments (including derivatives) with similar economic characteristics.Any derivatives instruments that provide investment exposure to the securities suggested by the Fund's name, or facilitate the Fund's investment in those securities by increasing or decreasing the Fund's exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund's 80% investment policy. Although the Fund may invest in instruments of any duration or maturity, the Fund, under normal conditions, seeks to maintain a weighted average portfolio duration of two to eight years. The Fund's weighted average portfolio duration, however, may be longer at any time or from time to time depending on market conditions. The Fund is an actively managed exchange-traded fund (“ETF”) and, thus, does not seek to replicate the performance of a specified index. The Fund, under normal conditions, invests at least 70% of its investable assets in “investment grade” municipal debt obligations. Investment grade municipal debt obligations are bonds rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB- or higher by S&P Global Ratings (“S&P”), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), and unrated debt obligations that the subadviser believes are comparable in quality. The Fund, under normal conditions, may also invest up to 30% of its investable assets in high yield municipal debt obligations or junk bonds. High yield or junk bonds are rated Ba1 or lower by Moody’s or BB+ or lower by S&P, or comparably rated by another NRSRO, and unrated debt obligations that the subadviser believes are comparable in quality. Lower-rated bonds tend to offer higher yields, but also offer greater risks, than higher-rated bonds.In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into the subadviser’s bottom-up research which informs security selection. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer, which includes a review of the composition of revenue, profitability, cash flow margin, and leverage. The Fund may invest in derivative instruments, including, but not limited to, futures, forwards, options, swaps, and options on swaps, to try to enhance return or to try to reduce (“hedge”) investment risks.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, such municipal obligations include: zero coupon bonds, variable rate demand obligations, short term municipal notes, tax-exempt commercial paper, municipal lease obligations, municipal general obligation bonds, municipal revenue bonds, municipal bonds, the interest on which is subject to the federal alternative minimum tax (“AMT”), pre-refunded and escrowed to maturity bonds, municipal cash equivalents, private activity bonds and municipal mortgage-backed and asset-backed securities, including auction rate securities and municipal bonds restricted from sale and also include other investments (including derivatives) with similar economic characteristics.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund, under normal conditions, invests at least 70% of its investable assets in “investment grade” municipal debt obligations. Investment grade municipal debt obligations are bonds rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB- or higher by S&P Global Ratings (“S&P”), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), and unrated debt obligations that the subadviser believes are comparable in quality. The Fund, under normal conditions, may also invest up to 30% of its investable assets in high yield municipal debt obligations or junk bonds. High yield or junk bonds are rated Ba1 or lower by Moody’s or BB+ or lower by S&P, or comparably rated by another NRSRO, and unrated debt obligations that the subadviser believes are comparable in quality. Lower-rated bonds tend to offer higher yields, but also offer greater risks, than higher-rated bonds.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in municipal obligations whose income is exempt from federal income taxes.
PGIM Ultra Short Municipal Bond ETF
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in municipal bonds of varying maturities whose income is exempt from federal income taxes. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. For purposes of this policy, such municipal bonds include: zero coupon bonds, variable rate demand obligations, short term municipal notes, tax-exempt commercial paper, municipal lease obligations, municipal general obligation bonds, municipal revenue bonds, municipal bonds, floating and variable rate bonds, the interest on which is subject to the federal alternative minimum tax (“AMT”), pre-refunded and escrowed to maturity bonds, municipal cash equivalents, private activity bonds and municipal mortgage-backed and asset-backed securities, including auction rate securities and municipal bonds restricted from sale and also include other investments (including derivatives) with similar economic characteristics.Any derivatives instruments that provide investment exposure to the securities suggested by the Fund's name, or facilitate the Fund's investment in those securities by increasing or decreasing the Fund's exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund's 80% investment policy. Although the Fund may invest in instruments of any duration or maturity, the Fund, under normal conditions, seeks to maintain a weighted average portfolio duration of two years or less. The Fund’s weighted average portfolio duration, however, may be longer at any time or from time to time depending on market conditions. The Fund will invest primarily in investment grade municipal bonds. Investment grade municipal bonds are rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB- or higher by S&P Global Ratings (“S&P”), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), and unrated debt obligations that the subadviser believes are comparable in quality. The Fund, under normal conditions, may also invest up to 10% of its investable assets in high yield municipal debt or junk bonds. High yield or junk bonds are rated Ba1 or lower by Moody’s or BB+ or lower by S&P, or comparably rated by another NRSRO, and unrated debt obligations that the subadviser believes are comparable in quality. Lower-rated bonds tend to offer higher yields, but also offer greater risks, than higher-rated bonds.The Fund is an actively managed exchange-traded fund (“ETF”) and, thus, does not seek to replicate the performance of a specified index. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into the subadviser’s bottom-up research which informs security selection. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer, which includes a review of the composition of revenue, profitability, cash flow margin, and leverage. The Fund may invest in derivative instruments, including, but not limited to, futures, forwards, options, swaps, and options on swaps, to try to enhance return or to try to reduce (“hedge”) investment risks.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, such municipal bonds include: zero coupon bonds, variable rate demand obligations, short term municipal notes, tax-exempt commercial paper, municipal lease obligations, municipal general obligation bonds, municipal revenue bonds, municipal bonds, floating and variable rate bonds, the interest on which is subject to the federal alternative minimum tax (“AMT”), pre-refunded and escrowed to maturity bonds, municipal cash equivalents, private activity bonds and municipal mortgage-backed and asset-backed securities, including auction rate securities and municipal bonds restricted from sale and also include other investments (including derivatives) with similar economic characteristics.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will invest primarily in investment grade municipal bonds. Investment grade municipal bonds are rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB- or higher by S&P Global Ratings (“S&P”), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), and unrated debt obligations that the subadviser believes are comparable in quality. The Fund, under normal conditions, may also invest up to 10% of its investable assets in high yield municipal debt or junk bonds. High yield or junk bonds are rated Ba1 or lower by Moody’s or BB+ or lower by S&P, or comparably rated by another NRSRO, and unrated debt obligations that the subadviser believes are comparable in quality. Lower-rated bonds tend to offer higher yields, but also offer greater risks, than higher-rated bonds.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in municipal bonds of varying maturities whose income is exempt from federal income taxes.
PGIM Corporate Bond 0-5 Year ETF
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund normally invests at least 80% of its investable assets in bonds of corporations with varying maturities.The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. For the purposes of this policy, bonds include all fixed income securities, other than preferred stock, issued by corporations. Although the Fund may invest in bonds of any duration or maturity, the Fund will primarily invest in bonds with maturities of less than five years and will normally seek to maintain a weighted average portfolio duration consistent with that of the short-term U.S. investment-grade corporate bond market, as measured by the Manager and subadviser. As of August 31, 2026, the weighted average duration of the short-term U.S. investment-grade corporate bond market, as measured by the Manager and subadviser, was approximately 2.26 years. The Fund's weighted average portfolio duration, however, may be longer at any time or from time to time depending on market conditions. The Fund’s investments in corporate bonds may include U.S. and non-U.S. corporations. The Fund is an actively managed exchange-traded fund (“ETF”) and therefore does not seek to replicate the performance of any specific index. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. A debt security’s “maturity” is the date on which the security matures and the issuer is obligated to repay principal. Duration is not necessarily equal to average maturity. Duration differs from maturity in that it considers the timing and present value of a security's expected cash flows, including coupon payments, principal payments and call features, in addition to the amount of time until the security matures. The Fund invests in securities that are rated investment grade at the time of purchase. Investment grade securities are considered to be those instruments that are rated BBB- or higher by S&P Global Ratings, or Baa3 or higher by Moody’s Investors Service, Inc., or the equivalent by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, are considered by the Fund’s subadviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from any NRSRO.If the rating of a debt security is downgraded after the Fund purchases it (or if the debt security is no longer rated), the Fund will not have to sell the security, but the subadviser will take this into consideration in deciding whether the Fund should continue to hold the security. The Fund buys and sells securities to take advantage of investment opportunities based on the subadviser’s fundamental credit research, as well as analysis of market conditions, interest rates and general economic factors. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. The Fund may invest in derivative instruments, including, but not limited to, futures, forwards, options, swaps, and options on swaps, to manage its duration, as well as to manage credit and interest rate risk, to hedge against losses, and to try to improve returns. The Fund engages in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities. The Fund expects to be more heavily involved in active trading during periods of market volatility, seeking to preserve gains or limit losses.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For the purposes of this policy, bonds include all fixed income securities, other than preferred stock, issued by corporations. Although the Fund may invest in bonds of any duration or maturity, the Fund will primarily invest in bonds with maturities of less than five years and will normally seek to maintain a weighted average portfolio duration consistent with that of the short-term U.S. investment-grade corporate bond market, as measured by the Manager and subadviser.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in securities that are rated investment grade at the time of purchase. Investment grade securities are considered to be those instruments that are rated BBB- or higher by S&P Global Ratings, or Baa3 or higher by Moody’s Investors Service, Inc., or the equivalent by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, are considered by the Fund’s subadviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from any NRSRO.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its investable assets in bonds of corporations with varying maturities.
PGIM Corporate Bond 5-10 Year ETF
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund normally invests at least 80% of its investable assets in bonds of corporations with varying maturities.The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.For the purposes of this policy, bonds include all fixed income securities, other than preferred stock, issued by corporations. Although the Fund may invest in bonds of any duration or maturity, the Fund will primarily invest in bonds with maturities greater than or equal to five years and less than ten years and will normally seek to maintain a weighted average portfolio duration consistent with that of the intermediate-term U.S. investment-grade corporate bond market, as measured by the Manager and subadviser. As of August 31, 2026, the weighted average duration of the intermediate -term U.S. investment-grade corporate bond market, as measured by the Manager and subadviser, was approximately 5.96 years. The Fund's weighted average portfolio duration, however, may be longer at any time or from time to time depending on market conditions. The Fund’s investments in corporate bonds may include U.S. and non-U.S. corporations. The Fund is an actively managed exchange-traded fund (“ETF”) and therefore does not seek to replicate the performance of any specific index. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. A debt security’s “maturity” is the date on which the security matures and the issuer is obligated to repay principal. Duration is not necessarily equal to average maturity. Duration differs from maturity in that it considers the timing and present value of a security's expected cash flows, including coupon payments, principal payments and call features, in addition to the amount of time until the security matures. The Fund invests in securities that are rated investment grade at the time of purchase. Investment grade securities are considered to be those instruments that are rated BBB- or higher by S&P Global Ratings, or Baa3 or higher by Moody’s Investors Service, Inc., or the equivalent by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, are considered by the Fund’s subadviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from any NRSRO.If the rating of a debt security is downgraded after the Fund purchases it (or if the debt security is no longer rated), the Fund will not have to sell the security, but the subadviser will take this into consideration in deciding whether the Fund should continue to hold the security. The Fund buys and sells securities to take advantage of investment opportunities based on the subadviser’s fundamental credit research, as well as analysis of market conditions, interest rates and general economic factors. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. The Fund may invest in derivative instruments, including, but not limited to, futures, forwards, options, swaps, and options on swaps, to manage its duration, as well as to manage credit and interest rate risk, to hedge against losses, and to try to improve returns. The Fund engages in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities. The Fund expects to be more heavily involved in active trading during periods of market volatility, seeking to preserve gains or limit losses.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For the purposes of this policy, bonds include all fixed income securities, other than preferred stock, issued by corporations. Although the Fund may invest in bonds of any duration or maturity, the Fund will primarily invest in bonds with maturities greater than or equal to five years and less than ten years and will normally seek to maintain a weighted average portfolio duration consistent with that of the intermediate-term U.S. investment-grade corporate bond market, as measured by the Manager and subadviser.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in securities that are rated investment grade at the time of purchase. Investment grade securities are considered to be those instruments that are rated BBB- or higher by S&P Global Ratings, or Baa3 or higher by Moody’s Investors Service, Inc., or the equivalent by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, are considered by the Fund’s subadviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from any NRSRO.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its investable assets in bonds of corporations with varying maturities.
PGIM Corporate Bond 10+ Year ETF
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund normally invests at least 80% of its investable assets in bonds of corporations with varying maturities. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.For the purposes of this policy, bonds include all fixed income securities, other than preferred stock, issued by corporations. Although the Fund may invest in bonds of any duration or maturity, the Fund will primarily invest in bonds with maturities equal to or greater than ten years and will normally seek to maintain a weighted average portfolio duration consistent with that of the long-term U.S. investment-grade corporate bond market, as measured by the Manager and subadviser. As of August 31, 2026, the weighted average duration of the long-term U.S. investment-grade corporate bond market, as measured by the Manager and subadviser, was approximately 11.82 years. The Fund's weighted average portfolio duration, however, may be longer at any time or from time to time depending on market conditions. The Fund’s investments in corporate bonds may include U.S. and non-U.S. corporations. The Fund is an actively managed exchange-traded fund (“ETF”) and therefore does not seek to replicate the performance of any specific index. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. A debt security’s “maturity” is the date on which the security matures and the issuer is obligated to repay principal. Duration is not necessarily equal to average maturity. Duration differs from maturity in that it considers the timing and present value of a security's expected cash flows, including coupon payments, principal payments and call features, in addition to the amount of time until the security matures. The Fund invests in securities that are rated investment grade at the time of purchase. Investment grade securities are considered to be those instruments that are rated BBB- or higher by S&P Global Ratings, or Baa3 or higher by Moody’s Investors Service, Inc., or the equivalent by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, are considered by the Fund’s subadviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from any NRSRO.If the rating of a debt security is downgraded after the Fund purchases it (or if the debt security is no longer rated), the Fund will not have to sell the security, but the subadviser will take this into consideration in deciding whether the Fund should continue to hold the security. The Fund buys and sells securities to take advantage of investment opportunities based on the subadviser’s fundamental credit research, as well as analysis of market conditions, interest rates and general economic factors. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. The Fund may invest in derivative instruments, including, but not limited to, futures, forwards, options, swaps, and options on swaps, to manage its duration, as well as to manage credit and interest rate risk, to hedge against losses, and to try to improve returns. The Fund engages in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities. The Fund expects to be more heavily involved in active trading during periods of market volatility, seeking to preserve gains or limit losses.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For the purposes of this policy, bonds include all fixed income securities, other than preferred stock, issued by corporations. Although the Fund may invest in bonds of any duration or maturity, the Fund will primarily invest in bonds with maturities equal to or greater than ten years and will normally seek to maintain a weighted average portfolio duration consistent with that of the long-term U.S. investment-grade corporate bond market, as measured by the Manager and subadviser.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in securities that are rated investment grade at the time of purchase. Investment grade securities are considered to be those instruments that are rated BBB- or higher by S&P Global Ratings, or Baa3 or higher by Moody’s Investors Service, Inc., or the equivalent by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, are considered by the Fund’s subadviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from any NRSRO.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its investable assets in bonds of corporations with varying maturities. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes.
PGIM AAA CLO Aggregate Duration ETF
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in U.S. dollar-denominated collateralized loan obligations (“CLOs”) that are, at the time of purchase, rated AAA (or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the subadviser to be of comparable quality as well as in securities or other instruments that provide similar investment or risk exposure to AAA rated CLOs.The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. For purposes of compliance with the 80% policy, the Fund may invest in other registered funds (including ETFs) or collective investment vehicles that invest principally in CLOs rated AAA (or equivalent) by at least one NRSRO (or, if unrated, determined to be of comparable quality). In addition, the Fund employs a duration overlay (as described below), consisting of longer-duration fixed-income instruments, and may use derivatives, including but not limited to, U.S. Treasury futures, interest rate swaps and options on interest rate instruments. The Fund is an actively managed ETF and therefore does not seek to replicate the performance of any specific index. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. The Fund intends to invest a substantial portion of its investable assets in the PGIM AAA CLO ETF (the “AAA CLO ETF”) to obtain its exposure to CLOs. The Fund may, without prior notice to shareholders, obtain all or a portion of its CLO exposure through direct investments rather than through the AAA CLO ETF. The AAA CLO ETF is an affiliated ETF that has the same manager, subadviser and investment objective as the Fund. Similar to the Fund, the AAA CLO ETF, under normal conditions, invests at least 80% of its investable assets in U.S. dollar-denominated CLOs that are, at the time of purchase, rated AAA (or equivalent) by at least one NRSRO or, if unrated, determined by the AAA CLO ETF’s subadviser to be of comparable quality. Duration Overlay. The Fund will seek to maintain a weighted average portfolio duration within one year (plus or minus) of the duration of the broad U.S. bond market, as measured by the Manager and subadviser. Accordingly, the Fund expects to use longer duration fixed income instruments and derivative instruments, such as futures, forwards, options, swaps (including interest rate swaps), options on swaps, and U.S. Treasury futures, in seeking to maintain its target portfolio duration profile with that of the broad U.S. bond market. The Fund’s actual duration may vary over time based on market conditions, the characteristics of the underlying collateral of its CLO exposure, and the performance and availability of derivatives used for duration management. Duration measures the sensitivity of an investment’s price to changes in interest rates. Generally, investments with longer durations are more sensitive to interest rate changes than investments with shorter durations. As of August 31, 2026, the weighted average duration of the broad U.S. bond market, as measured by the Manager and subadviser, was approximately 5.76 years. The Fund may directly invest: (i) up to 20% of its investable assets in CLOs that are rated, at the time of purchase, below AAA but not less than A- (or equivalent) by at least one NRSRO (or, if unrated, determined by the subadviser to be of comparable quality); (ii) up to 25% of its investable assets in non-U.S. dollar-denominated instruments; (iii) no more than 10% of its net assets in any single CLO; (iv) in both floating- and fixed-rate CLOs, but will not invest more than 10% of its net assets in fixed-rate CLOs; and (v) in CLOs in both the primary and secondary markets. The AAA CLO ETF is subject to a similar investment approach as described in this paragraph.A CLO is a type of asset backed security supported by interest and principal payments generated from a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinated corporate loans, including loans that may be rated below investment grade or equivalent unrated loans and to a lesser extent, high yield bonds rated below investment grade. The Fund will predominantly seek exposure to the senior tranches of CLOs which are the tranches in the CLO structure which ordinarily have the highest ratings, the lowest level of risk and the lowest yields. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into the subadviser’s bottom-up research which informs security selection. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. The subadviser employs a similar investment approach with respect to the AAA CLO ETF. The Fund may invest in derivative instruments, including but not limited to, futures, forwards, options, swaps, and options on swaps. The Fund may also invest in derivatives that constitute CLO equivalents in order to seek its investment objective and invest in derivatives to try to enhance return or to try to reduce (“hedge”) investment risks. The Fund may seek to limit its risk or enhance returns through derivatives designed to adjust the Fund’s exposure to interest rates, foreign currency, and specific securities or baskets of securities. In selecting investments for the Fund, the Fund’s subadviser will evaluate overall investment opportunities and risks among the types of investments the Fund may hold. The Fund may also buy when-issued securities and participate in delayed-delivery transactions. Each of the Fund and the AAA CLO ETF engage in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities. The Fund and the AAA CLO ETF expect to be more heavily involved in active trading during periods of market volatility seeking to preserve gains or limit losses.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A CLO is a type of asset backed security supported by interest and principal payments generated from a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinated corporate loans, including loans that may be rated below investment grade or equivalent unrated loans and to a lesser extent, high yield bonds rated below investment grade.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund may directly invest: (i) up to 20% of its investable assets in CLOs that are rated, at the time of purchase, below AAA but not less than A- (or equivalent) by at least one NRSRO (or, if unrated, determined by the subadviser to be of comparable quality); (ii) up to 25% of its investable assets in non-U.S. dollar-denominated instruments; (iii) no more than 10% of its net assets in any single CLO; (iv) in both floating- and fixed-rate CLOs, but will not invest more than 10% of its net assets in fixed-rate CLOs; and (v) in CLOs in both the primary and secondary markets. The AAA CLO ETF is subject to a similar investment approach as described in this paragraph.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in U.S. dollar-denominated collateralized loan obligations (“CLOs”) that are, at the time of purchase, rated AAA (or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the subadviser to be of comparable quality as well as in securities or other instruments that provide similar investment or risk exposure to AAA rated CLOs.
PGIM Securitized Income ETF
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in securitized credit investments and other similar credit instruments, including derivative instruments that provide exposure to securitized credit investments and other similar credit instruments.The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.Securitized credit investments are also referred to as “structured product securities” or “structured products.” For purposes of the Fund’s 80% policy, securitized credit investments include secured loans backed by commercial real estate, residential real estate, commercial or consumer loans, and securitizations such as agency and non-agency mortgage-backed securities (“MBS”) (including commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), and collateralized mortgage obligations (“CMOs”)), asset-backed securities (“ABS”) (including collateralized debt obligations (“CDOs”) such as collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”)), and other similar securities and related instruments. In addition, the Fund employs a duration overlay (as described below), consisting of longer-duration fixed-income instruments, and may use derivatives, including but not limited to, U.S. Treasury futures, interest rate swaps and options on interest rate instruments. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. Duration Overlay. The Fund will seek to maintain a weighted average portfolio duration within a year of the duration of the short-and intermediate-term U.S. Treasury market, as measured by the Manager and subadviser. Accordingly, the Fund expects to use longer duration fixed income instruments and derivative instruments, such as futures, forwards, options, swaps (including interest rate swaps), options on swaps, and U.S. Treasury futures, in seeking to align or maintain its target portfolio duration profile with that of the short-and-intermediate term U.S. treasury market. The Fund’s actual duration may vary over time based on market conditions, the characteristics of the collateral underlying the structured product securities held by the Fund, and the performance and availability of derivatives used for duration management. Duration measures the sensitivity of a debt security's (or portfolio's) value to changes in interest rates. Generally, investments with longer durations are more sensitive to interest rate changes than investments with shorter durations. As of August 31, 2026, the weighted average duration of the short-and intermediate-term U.S. Treasury market, as measured by the subadviser, was approximately 2.58 years. Agency MBS are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in pools of mortgage loans issued or guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), the Student Loan Marketing Association (“SLMA” or “Sallie Mae”) or the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). The Fund may also invest in other fixed income instruments, which include bonds, debt or credit securities and other similar instruments issued by various U.S. and non-U.S. public or private sector entities. The Fund is an actively managed exchange-traded fund (“ETF”) and therefore does not seek to replicate the performance of any specific index. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook based on the underlying collateral of the security, the origination and servicing of the collateral and the inherent structure of the security. The rating and outlook are determined based on a thorough review of the financial health and trends of the investment. The subadviser may also consider investment factors such as a review of the financial health and trends of the issuer, expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. The subadviser may also utilize proprietary quantitative tools (i.e., databases, data visualizations, data reporting, stochastic models, portfolio asset allocation and risk models) to support relative value trading and asset allocation for portfolio management as well as various risk models to support risk management. These proprietary quantitative tools are not used as a substitute for the discretion of portfolio managers, risk managers or researchers. The Fund may invest in investment-grade and non-investment grade debt securities. Investment-grade debt securities are debt securities rated BBB- or higher by S&P Global Ratings (“S&P”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or the equivalent by another nationally recognized statistical rating organization (“NRSRO”).A rating is an assessment of the likelihood of the timely payment of interest and repayment of principal and can be useful when comparing different debt obligations. These ratings are not a guarantee of quality. The opinions of the rating agencies do not reflect market risk and they may, at times, lag behind the current financial condition of a company. In addition to investing in rated securities, the Fund may invest in unrated securities that the subadviser determines are of comparable quality to the rated securities that are permissible investments. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from a NRSRO. Debt securities rated BB+ or lower by S&P or Ba1 or lower by Moody’s, or the equivalent by another NRSRO are considered to be speculative with respect to their capacity to pay interest and principal and are commonly referred to as high-yield debt securities or “junk bonds.” These securities tend to offer higher yields, but also offer greater credit risks than higher-rated securities. Securities rated Caa1 or lower by Moody's or CCC+ or lower by S&P, or the equivalent by another NRSRO are speculative and of poor standing and may either be in default or risk of default on principal or interest payments. An investor can evaluate the expected likelihood of default by an issuer by looking at its ratings as compared to another similar issuer. If the rating of a debt security is downgraded after the Fund purchases it (or if the debt security is no longer rated), the Fund will not have to sell the security, but the subadviser will take this into consideration in deciding whether the Fund should continue to hold the security. The Fund may invest in the aggregate up to 35% of its investable assets in non-U.S. fixed income instruments (including emerging markets) and in fixed income instruments that are denominated in non-U.S. dollar currencies (including those of emerging markets). The Fund may invest in foreign debt securities, which include securities that are issued by foreign governments and corporations. Foreign government debt securities include securities issued by quasi-governmental entities, governmental agencies, supranational entities and other governmental entities denominated in foreign currencies or U.S. dollars. CLOs and other structured products that are issued in the United States or sponsored by U.S. companies but organized as Cayman or Bermuda companies are not considered non-U.S. fixed income instruments for purposes of this 35% limitation. The Fund may invest in debt obligations issued or guaranteed by the U.S. Government and U.S. Government-related entities. Some (but not all) of the U.S. Government securities and mortgage-related securities in which the Fund will invest are backed by the full faith and credit of the U.S. Government, which means that payment of interest and principal is guaranteed, but yield and market value are not. The Fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities or private issuers. These securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. The Fund may invest in derivative instruments, including, but not limited to, futures, forwards, options, swaps and options on swaps, to seek to enhance returns or reduce (“hedge”) investment risks. Certain derivatives may provide the Fund with leverage (sometimes referred to as “effective leverage”). The Fund may also obtain effective leverage through short sales. The Fund engages in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities. The Fund expects to be more heavily involved in active trading during periods of market volatility seeking to preserve gains or limit losses.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Securitized credit investments are also referred to as “structured product securities” or “structured products.” For purposes of the Fund’s 80% policy, securitized credit investments include secured loans backed by commercial real estate, residential real estate, commercial or consumer loans, and securitizations such as agency and non-agency mortgage-backed securities (“MBS”) (including commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), and collateralized mortgage obligations (“CMOs”)), asset-backed securities (“ABS”) (including collateralized debt obligations (“CDOs”) such as collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”)), and other similar securities and related instruments.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund may invest in investment-grade and non-investment grade debt securities. Investment-grade debt securities are debt securities rated BBB- or higher by S&P Global Ratings (“S&P”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or the equivalent by another nationally recognized statistical rating organization (“NRSRO”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in securitized credit investments and other similar credit instruments, including derivative instruments that provide exposure to securitized credit investments and other similar credit instruments.
PGIM Ultra Short Bond ETF
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing primarily in a portfolio of investment grade, U.S. dollar denominated short-term fixed, variable and floating rate debt instruments. Under normal market conditions, the Fund invests at least 80% of its investable assets in bonds with varying maturities.The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.For purposes of this policy, bonds include fixed income instruments issued by the U.S. Government, its agencies and instrumentalities, as well as commercial paper, money market instruments, asset-backed securities, collateralized loan obligations, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by non-U.S. banks, companies or non-U.S. Governments, and municipal bonds and notes. The Fund is an actively managed exchange-traded fund (“ETF”) and therefore does not seek to replicate the performance of any specific index.Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. Although the Fund may invest in instruments of any duration or maturity, the Fund normally seeks to maintain a weighted average portfolio duration of one year or less and a weighted average maturity of three years or less. The Fund’s weighted average portfolio duration and maturity, however, may be longer at any time or from time to time based on market conditions. Duration should not be confused with maturity. Duration is the magnitude of the change in the price of a bond relative to a given change in the market interest rate. Duration incorporates a bond’s yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure. Duration provides an indication of the potential volatility of the price of a portfolio of bonds prior to maturity and a greater sensitivity to changes in interest rates typically corresponds to higher volatility and higher risk. For example, if a portfolio has a duration of three years and interest rates increase by 1%, then the portfolio would be expected to decline in value by approximately 3%. The Fund may only invest in fixed income investments that have a minimum short term rating (i.e., ratings assigned to securities generally having an original maturity not exceeding one year) of at least A2 by S&P Global Ratings (“S&P”) or P2 by Moody’s Investors Service, Inc. (“Moody’s”) or a minimum long-term rating (i.e., ratings assigned to securities generally having an original maturity exceeding one year) of BBB- by Moody’s or Baa3 by S&P, or the equivalent by another nationally recognized statistical rating organization (“NRSRO”). The Fund may also invest in unrated fixed income investments that the Fund’s subadviser determines to be of comparable quality to the rated fixed income investments. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from an NRSRO. A rating is an assessment of the likelihood of the timely payment of interest and repayment of principal and can be useful when comparing different debt obligations. These ratings are not a guarantee of quality. The opinions of the rating agencies do not reflect market risk and they may, at times, lag behind the current financial condition of a company.Some (but not all) of the U.S. Government securities and mortgage-related securities in which the Fund will invest are backed by the full faith and credit of the U.S. Government, which means that payment of interest and principal is guaranteed, but yield and market value are not. These include obligations of the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) and the Farmers Home Administration and the Export-Import Bank. Securities issued by other government entities, like obligations of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), the Student Loan Marketing Association (“SLMA” or “Sallie Mae”), the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”), the Federal Home Loan Bank, the Tennessee Valley Authority and the United States Postal Service are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. In contrast, the debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt obligations. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may use derivatives to manage its duration, to hedge against losses, and to try to improve returns.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, bonds include fixed income instruments issued by the U.S. Government, its agencies and instrumentalities, as well as commercial paper, money market instruments, asset-backed securities, collateralized loan obligations, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by non-U.S. banks, companies or non-U.S. Governments, and municipal bonds and notes. The Fund is an actively managed exchange-traded fund (“ETF”) and therefore does not seek to replicate the performance of any specific index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund may only invest in fixed income investments that have a minimum short term rating (i.e., ratings assigned to securities generally having an original maturity not exceeding one year) of at least A2 by S&P Global Ratings (“S&P”) or P2 by Moody’s Investors Service, Inc. (“Moody’s”) or a minimum long-term rating (i.e., ratings assigned to securities generally having an original maturity exceeding one year) of BBB- by Moody’s or Baa3 by S&P, or the equivalent by another nationally recognized statistical rating organization (“NRSRO”). The Fund may also invest in unrated fixed income investments that the Fund’s subadviser determines to be of comparable quality to the rated fixed income investments. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from an NRSRO. A rating is an assessment of the likelihood of the timely payment of interest and repayment of principal and can be useful when comparing different debt obligations. These ratings are not a guarantee of quality. The opinions of the rating agencies do not reflect market risk and they may, at times, lag behind the current financial condition of a company.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its investable assets in bonds with varying maturities.
PGIM Active Aggregate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of the Fund’s investable assets in bonds.For purposes of this policy, bonds include all fixed income securities, including but not limited to debt obligations issued by the U.S. Government and its agencies, corporate debt securities, mortgage-related securities and asset-backed securities (including collateralized debt obligations and collateralized loan obligations).The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. In pursuit of this policy, the Fund may invest a large percentage of its investable assets in securities included in the Bloomberg US Aggregate Bond Index (the “Index”). The Index invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States – including government, corporate, and international U.S. dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. The Fund is not sponsored by or affiliated with Bloomberg. The Fund is an actively managed exchange-traded fund (“ETF”) and therefore does not seek to replicate the performance of any specific index. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. The Fund invests only in securities that are denominated in U.S. dollars. The Fund may invest up to 25% of its investable assets in U.S. dollar-denominated fixed income securities issued by foreign issuers, including emerging markets. Foreign government fixed income securities include securities issued by quasi-governmental entities, governmental agencies and instrumentalities, supranational entities and other governmental entities. The Fund invests in securities that are rated investment grade at the time of purchase. Investment grade securities are considered to be those instruments that are rated BBB- or higher by S&P Global Ratings (“S&P”), or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or the equivalent by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, are considered by the Fund’s subadviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. The Fund may use derivatives to manage its duration, as well as to manage its foreign currency exposure, to hedge against losses, and to try to improve returns. The Fund engages in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities. The Fund expects to be more heavily involved in active trading during periods of market volatility seeking to preserve gains or limit losses.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, bonds include all fixed income securities, including but not limited to debt obligations issued by the U.S. Government and its agencies, corporate debt securities, mortgage-related securities and asset-backed securities (including collateralized debt obligations and collateralized loan obligations).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests only in securities that are denominated in U.S. dollars. The Fund may invest up to 25% of its investable assets in U.S. dollar-denominated fixed income securities issued by foreign issuers, including emerging markets. Foreign government fixed income securities include securities issued by quasi-governmental entities, governmental agencies and instrumentalities, supranational entities and other governmental entities. The Fund invests in securities that are rated investment grade at the time of purchase. Investment grade securities are considered to be those instruments that are rated BBB- or higher by S&P Global Ratings (“S&P”), or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or the equivalent by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, are considered by the Fund’s subadviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of the Fund’s investable assets in bonds.
PGIM Total Return Bond ETF
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund seeks to achieve its objective through a mix of current income and capital appreciation as determined by the Fund's subadviser.The Fund invests, under normal circumstances, at least 80% of its investable assets in bonds.The term “investable assets” refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.For purposes of this policy, bonds include all fixed income securities, other than preferred stock, with a maturity at date of issue of greater than one year (including bonds acquired by the Fund with a maturity at date of issue of greater than one year, but a remaining maturity of one year or less). The Fund is an actively managed exchange-traded fund (“ETF”) and therefore does not seek to replicate the performance of any specific index. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund's name, or facilitate the Fund's investment in those securities by increasing or decreasing the Fund's exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund's 80% investment policy. The Fund's subadviser allocates assets among different debt securities, including (but not limited to) U.S. Government securities, mortgage-related securities and asset-backed securities (including collateralized debt obligations and collateralized loan obligations), corporate debt securities and foreign debt securities. The Fund may invest up to 30% of its investable assets in speculative, high risk, below investment grade securities. These securities are also known as high yield debt securities or junk bonds. The Fund may invest up to 30% of its investable assets in foreign debt securities, including emerging market debt securities. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. The Fund may use derivatives to manage its portfolio duration, as well as to manage its foreign currency exposure, to hedge against losses, and to try to improve returns. The Fund engages in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities. The Fund expects to be more heavily involved in active trading during periods of market volatility seeking to preserve gains or limit losses.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, bonds include all fixed income securities, other than preferred stock, with a maturity at date of issue of greater than one year (including bonds acquired by the Fund with a maturity at date of issue of greater than one year, but a remaining maturity of one year or less).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its objective through a mix of current income and capital appreciation as determined by the Fund's subadviser.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its investable assets in bonds.
PGIM Floating Rate Income ETF
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal market conditions, the Fund invests at least 80% of its investable assets in floating rate loans and other floating rate debt securities. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. Such floating rate loans and other floating rate debt securities have interest rates which adjust or “float” periodically (normally on a monthly or quarterly basis) based on a generally recognized base lending rate plus a premium. Floating rate loans (often referred to as “bank loans”) are arranged through private negotiations between a corporation or other institution that is the borrower and one or more financial institutions that are the lenders. The Fund is an actively managed exchange-traded fund (“ETF”) and therefore does not seek to replicate the performance of any specific index. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment redemptions policy. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. Most floating rate loans are senior in rank (“senior loans”) in the event of bankruptcy to most other securities of the issuer, such as common stock or publicly-issued bonds. Floating rate loans are often secured by specific collateral of the issuer so that holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer. Floating rate loans are often structured and administered by a financial institution that acts as agent for the holders of the loan. Loans can be acquired directly through the agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. The Fund has no requirements as to the maturity or quality of the debt instruments it may buy, or as to the market capitalization of the issuers of those instruments. The Fund may invest primarily in senior loans that are rated below investment grade or unrated senior loans of comparable quality at the time of purchase as determined by the subadviser. Instruments rated below investment grade are sometimes referred to as “junk bonds.” A description of security ratings is provided in an appendix to the Fund’s SAI. The Fund may invest up to 20% of its total assets in senior loans that are not secured by any specific collateral. The Fund may invest up to 25% of its total assets in senior loans made to foreign-domiciled borrowers and other foreign securities, including securities of issuers located in emerging market countries, which may be denominated in U.S. dollars or non-U.S. currencies. CLOs and other structured products that are issued in the United States or sponsored by U.S. companies but organized as Cayman or Bermuda companies are not considered non-U.S. fixed income instruments for purposes of this 25% limitation. The Fund may invest in derivative instruments, including futures, to try to enhance return or to try to reduce (“hedge”) investment risks. In selecting investments for the Fund, the Fund’s subadviser will evaluate overall investment opportunities and risks among the types of investments the Fund may hold.The Fund engages in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities. The Fund expects to be more heavily involved in active trading during periods of market volatility seeking to preserve gains or limit losses.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Such floating rate loans and other floating rate debt securities have interest rates which adjust or “float” periodically (normally on a monthly or quarterly basis) based on a generally recognized base lending rate plus a premium. Floating rate loans (often referred to as “bank loans”) are arranged through private negotiations between a corporation or other institution that is the borrower and one or more financial institutions that are the lenders.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting investments for the Fund, the Fund’s subadviser will evaluate overall investment opportunities and risks among the types of investments the Fund may hold.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its investable assets in floating rate loans and other floating rate debt securities.
PGIM AAA CLO ETF
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in U.S. dollar-denominated collateralized loan obligations (“CLOs”) that are, at the time of purchase, rated AAA (or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the subadviser to be of comparable quality. Up to 20% of the Fund's investable assets may be invested in CLOs that are rated below AAA but not less than A- by at least one NRSRO (or, if unrated, determined by the subadviser to be of comparable quality). The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund is an actively managed exchange-traded fund (“ETF”) and therefore does not seek to replicate the performance of any specific index. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund's name, or facilitate the Fund's investment in those securities by increasing or decreasing the Fund's exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund's 80% investment policy. A CLO is a type of asset backed security supported by interest and principal payments generated from a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinated corporate loans, including loans that may be rated below investment grade or equivalent unrated loans and to a lesser extent, high yield bonds rated below investment grade. The Fund will invest predominantly in the senior tranches of CLOs which are the tranches in the CLO structure which ordinarily have the highest ratings, the lowest level of risk and the lowest yields. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into the subadviser’s bottom-up research which informs security selection. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. The Fund will not invest more than 10% of its net assets in any single CLO. The Fund may invest in floating- and fixed-rate CLOs, but will not invest more than 10% of its net assets in fixed-rate CLOs. The Fund may purchase CLOs both in the primary and secondary markets. The Fund principally invests in CLOs rated AAA by at least one NRSRO, such as S&P Global Ratings (“S&P”), Fitch Ratings, Inc. (“Fitch”) or Moody's Investors Service, Inc. (“Moody's”), or, if unrated, determined by the subadviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.The Fund may invest in the aggregate up to 25% of its investable assets non-U.S. dollar denominated instruments. The Fund may invest in derivative instruments, including futures, forwards, options, swaps, and options on swaps, to try to enhance return or to try to reduce (“hedge”) investment risks. The Fund may seek to limit its risk or enhance returns through derivatives designed to adjust the Fund’s exposure to interest rates, foreign currency, portfolio duration and specific securities or baskets of securities. In selecting investments for the Fund, the Fund’s subadviser will evaluate overall investment opportunities and risks among the types of investments the Fund may hold. The Fund may also buy when-issued securities and participate in delayed-delivery transactions. The Fund engages in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities. The Fund expects to be more heavily involved in active trading during periods of market volatility seeking to preserve gains or limit losses.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A CLO is a type of asset backed security supported by interest and principal payments generated from a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinated corporate loans, including loans that may be rated below investment grade or equivalent unrated loans and to a lesser extent, high yield bonds rated below investment grade.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund principally invests in CLOs rated AAA by at least one NRSRO, such as S&P Global Ratings (“S&P”), Fitch Ratings, Inc. (“Fitch”) or Moody's Investors Service, Inc. (“Moody's”), or, if unrated, determined by the subadviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in U.S. dollar-denominated collateralized loan obligations (“CLOs”) that are, at the time of purchase, rated AAA (or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the subadviser to be of comparable quality.
PGIM Short Duration Multi-Sector Bond ETF
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund seeks to achieve its objective by investing in fixed income instruments, whereby issuers borrow money from investors in return for either a fixed or variable rate of interest and eventual repayment of the amount borrowed.The Fund invests, under normal circumstances, at least 80% of its investable assets in fixed income instruments with varying maturities. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund is an actively managed exchange-traded fund (“ETF”) and therefore does not seek to replicate the performance of any specific index. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund's name, or facilitate the Fund's investment in those securities by increasing or decreasing the Fund's exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund's 80% investment policy. The Fund has the flexibility to allocate its investments across different sectors of the fixed income securities markets including (but not limited to) U.S. Government securities, mortgage-related and asset-backed securities, corporate debt securities, foreign debt securities and loan participations and assignments. The Fund is not obligated to invest in all of these sectors at a given time and, at times, may invest all of its assets in only one sector. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. Although the Fund may invest in instruments of any duration or maturity, the Fund normally seeks to maintain a weighted average portfolio duration of three years or less and a weighted average maturity of five years or less. The Fund's weighted average portfolio duration and weighted average maturity, however, may be longer at any time or from time to time depending on market conditions. The Fund may use derivatives as part of its duration management strategies.Although the Fund may invest up to 50% of its investable assets in high yield fixed income instruments (commonly referred to as “junk” bonds), the Fund generally expects to invest up to approximately 30% of its investable assets in high yield fixed income instruments. However, from time to time the Fund’s investments in high yield fixed income instruments may be higher. High yield fixed income instruments are either rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”), BB+ or lower by S&P Global Ratings (“S&P”) or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or, if unrated, are considered by the subadviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from an NRSRO. The Fund invests in mortgage-related securities issued or guaranteed by U.S. governmental entities or private issuers. Mortgage pass-through securities include collateralized mortgage obligations, multi-class pass-through securities and stripped mortgage-backed securities. A collateralized mortgage obligation (“CMO”) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by a bank or by U.S. governmental entities. A multi-class pass-through security is an equity interest in a trust composed of underlying mortgage assets. Payments of principal of and interest on the mortgage assets and any reinvestment income thereon provide funds to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (“MBS strip”) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently. The Fund may invest up to 50% of its investable assets in asset-backed securities. An asset-backed security is another type of pass-through instrument that pays interest based upon the cash flow of an underlying pool of assets, such as automobile loans or credit card receivables. Asset-backed securities can also be collateralized by a portfolio of corporate bonds, including junk bonds or other securities. Asset-backed securities in which the Fund invests may include collateralized debt obligations (“CDOs”), which may include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). The Fund may invest up to 40% of its investable assets in foreign debt securities, which include securities that are issued by foreign governments and corporations, including those of emerging markets. Foreign government debt securities include securities issued by quasi-governmental entities, governmental agencies, supranational entities and other governmental entities denominated in foreign currencies or U.S. dollars. The Fund may invest up to 30% of its net assets in fixed and floating rate loans (secured or unsecured) arranged through private negotiations between a company as the borrower and one or more financial institutions as lenders. These types of investments can be in the form of loan participations or assignments. Loan participations and assignments are high-yield, nonconvertible corporate debt instruments of varying maturities. With participations, the Fund has the right to receive payments of principal, interest and fees from the lender conditioned upon the lender’s receipt of payment from the borrower. In participations, the Fund generally does not have direct rights against the borrower on the loan, which means that if the borrower does not pay back the loan or otherwise comply with the loan agreement, the Fund will not have the right to make it do so. With assignments, the Fund has direct rights against the borrower on the loan, but its rights may be more limited than the original lender’s. The Fund may use derivatives to manage its duration, as well as to manage its foreign currency exposure, to hedge against losses, and to try to improve returns. The Fund engages in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities. The Fund expects to be more heavily involved in active trading during periods of market volatility seeking to preserve gains or limit losses.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to achieve its objective by investing in fixed income instruments, whereby issuers borrow money from investors in return for either a fixed or variable rate of interest and eventual repayment of the amount borrowed.Although the Fund may invest in instruments of any duration or maturity, the Fund normally seeks to maintain a weighted average portfolio duration of three years or less and a weighted average maturity of five years or less. The Fund's weighted average portfolio duration and weighted average maturity, however, may be longer at any time or from time to time depending on market conditions. The Fund may use derivatives as part of its duration management strategies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its investable assets in fixed income instruments with varying maturities.
PGIM Jennison Focused Value ETF
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in equity and equity-related securities of companies with value characteristics. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes.The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.For purposes of the Fund’s 80% investment policy, the Fund considers a company to have value characteristics if (i) the company’s securities are represented on any value index, or (ii) the subadviser believes the company’s underlying metrics, including, but not limited to, price to earnings ratio, price to book ratio and/or price to free cash flow ratio, indicate that the company is undervalued compared to its perceived worth.In seeking to achieve the Fund’s investment strategy, the subadviser typically selects equities of approximately 25 to 40 issuers. The Fund may invest in companies of any market capitalization. The Fund normally invests in equity and equity-related securities of companies that are generally considered large capitalization companies and are selected by the subadviser using a combination of fundamental research and systematic portfolio construction. The Fund is an actively managed exchange-traded fund (“ETF”) and therefore does not seek to replicate the performance of any specified index. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. The Fund’s subadviser selects investments for the Fund using a proprietary combination of bottom-up fundamental research and systematic portfolio construction to build a portfolio of high-conviction stocks reflecting the views of the subadviser. High-conviction stocks reflect those stocks that the subadviser believes are strong investments and the subadviser may allocate and rotate portfolio assets more heavily toward those stocks it believes are stronger investments. As a result of these processes and subject to the Fund's 80% investment policy, the subadviser seeks to construct a portfolio of companies that have one or more of the following characteristics – attractive valuation metrics that are unique to that business, high levels of durability and viability of the business, good business models that are being mispriced, high returns on assets and/or equity, high free cash flow yields, management teams that are willing to make changes, and/or something operationally wrong that can be fixed or is temporary. Valuation metrics are ratios or data-points that can help provide guidance as to the value of a company.The subadviser employs a systematic portfolio optimization process that seeks to manage overall investment risk exposures and characteristics in order to manage liquidity considerations and maintain consistency with the Fund’s objective. In addition to common stocks, nonconvertible preferred stocks and convertible securities, equity-related securities in which the Fund invests include American Depositary Receipts (“ADRs”); warrants and rights that can be exercised to obtain stock or other eligible investments; investments in various types of business ventures, including partnerships and joint ventures; securities of real estate investment trusts (“REITs”); and similar securities. Convertible securities are securities—like bonds, corporate notes and preferred stocks—that the Fund can convert into the company's common stock, the cash value of common stock or some other equity security. The Fund may invest up to 35% of its investable assets in foreign securities. From time to time the Fund may invest a significant portion of its assets in companies within one or more economic sectors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, the Fund considers a company to have value characteristics if (i) the company’s securities are represented on any value index, or (ii) the subadviser believes the company’s underlying metrics, including, but not limited to, price to earnings ratio, price to book ratio and/or price to free cash flow ratio, indicate that the company is undervalued compared to its perceived worth.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s subadviser selects investments for the Fund using a proprietary combination of bottom-up fundamental research and systematic portfolio construction to build a portfolio of high-conviction stocks reflecting the views of the subadviser. High-conviction stocks reflect those stocks that the subadviser believes are strong investments and the subadviser may allocate and rotate portfolio assets more heavily toward those stocks it believes are stronger investments. As a result of these processes and subject to the Fund's 80% investment policy, the subadviser seeks to construct a portfolio of companies that have one or more of the following characteristics – attractive valuation metrics that are unique to that business, high levels of durability and viability of the business, good business models that are being mispriced, high returns on assets and/or equity, high free cash flow yields, management teams that are willing to make changes, and/or something operationally wrong that can be fixed or is temporary. Valuation metrics are ratios or data-points that can help provide guidance as to the value of a company.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in equity and equity-related securities of companies with value characteristics.
PGIM Jennison Focused Growth ETF
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in equity and equity-related securities of companies with growth characteristics. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.For purposes of the Fund’s 80% investment policy, the Fund considers a company to have growth characteristics if (i) the company’s securities are represented on any growth index, or (ii) the subadviser believes the company’s underlying metrics, including, but not limited to, price to earnings ratio, price to book ratio and/or price to free cash flow ratio, indicate that the company could experience sales or earnings growth, or high returns on equity and assets. The subadviser uses a combination of fundamental research and systematic portfolio construction. The Fund is an actively managed exchange-traded fund (“ETF”) and therefore does not seek to replicate the performance of any specified index. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund's investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund's 80% investment policy. In seeking to achieve the Fund’s investment strategy, the subadviser typically selects equities of approximately 20 to 50 issuers. The subadviser believes that growth in earnings and cash flows drives share prices over the long term; that excess returns are generated by investing in market-leading companies that create economic value through long-duration competitive advantages; and that a deeply researched understanding of company and industry fundamentals leads to successful stock selection. Subject to the Fund’s 80% investment policy, the subadviser looks for companies with unique business models that build sustained competitive advantages; catalysts that drive growth rates well above that of the market; superior financial characteristics; and attractive long-term valuations. The Fund seeks to capture acceleration or duration of growth that is not fully reflected in a stock’s price. The subadviser considers selling or reducing an equity position when, in the opinion of the portfolio managers, the stock has experienced a fundamental disappointment in earnings; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movement. A stock's price decline does not necessarily mean that the subadviser will sell the stock at that time. The subadviser employs a systematic portfolio optimization process that seeks to manage overall investment risk exposures and characteristics in order to manage liquidity considerations and maintain consistency with the Fund’s objective. The Fund may invest in common stocks of companies of every size—small-, medium- and large-capitalization—although its investments are mostly in medium- and large-capitalization stocks. The equity and equity-related securities in which the Fund primarily invests are common stocks, non-convertible preferred stocks and convertible securities. Other equity-related securities in which the Fund may invest include American Depositary Receipts (“ADRs”); warrants and rights that can be exercised to obtain stock or other eligible investments; investments in various types of business ventures, including partnerships and joint ventures; real estate investment trusts (“REITs”); and similar securities. Convertible securities are securities—like bonds, corporate notes, and preferred stocks—that the Fund can convert into the company’s common stock or some other equity security. The Fund may participate in the initial public offering (“IPO”) market. The Fund also may invest up to 35% of its total assets in foreign securities. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund. From time to time the Fund may invest a significant portion of its assets in companies within one or more economic sectors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% investment policy, the Fund considers a company to have growth characteristics if (i) the company’s securities are represented on any growth index, or (ii) the subadviser believes the company’s underlying metrics, including, but not limited to, price to earnings ratio, price to book ratio and/or price to free cash flow ratio, indicate that the company could experience sales or earnings growth, or high returns on equity and assets.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In seeking to achieve the Fund’s investment strategy, the subadviser typically selects equities of approximately 20 to 50 issuers. The subadviser believes that growth in earnings and cash flows drives share prices over the long term; that excess returns are generated by investing in market-leading companies that create economic value through long-duration competitive advantages; and that a deeply researched understanding of company and industry fundamentals leads to successful stock selection. Subject to the Fund’s 80% investment policy, the subadviser looks for companies with unique business models that build sustained competitive advantages; catalysts that drive growth rates well above that of the market; superior financial characteristics; and attractive long-term valuations.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in equity and equity-related securities of companies with growth characteristics.
PGIM Jennison Focused Mid-Cap ETF
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of the Fund's investable assets in equity and equity-related securities of medium-sized companies. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The subadviser uses a combination of fundamental research and systematic portfolio construction. The Fund is an actively managed exchange-traded fund (“ETF”) and, thus, does not seek to replicate the performance of a specified index. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. The Fund considers medium-sized companies to be those with market capitalizations that are within the market capitalization range of the Russell Midcap Index. Market capitalization is measured at the time of purchase. The market capitalizations within the Russell Midcap Index will vary, but as of September 30, 2026, the median capitalization was $12.5 billion, and the largest company by market capitalization was $86 billion. The Fund may invest in equity securities of companies with market capitalizations larger or smaller than previously noted, consistent with its investment objective and compliance with its 80% investment policy. In deciding which equities to buy, the subadviser uses a blend of what are known as value and growth styles to select approximately 30 to 50 issuers. The subadviser looks for stocks in a variety of different industries and sectors that it believes have attractive valuations and the potential to experience superior earnings growth on an intermediate term basis. The subadviser generally bases its belief on its proprietary forecasts of each company’s potential earnings growth for periods greater than one year.The subadviser employs a systematic portfolio construction process that seeks to manage overall investment risk exposures and characteristics in order to manage liquidity considerations and maintain consistency with the Fund’s objective. The equity and equity-related securities in which the Fund primarily invests are common stocks, non-convertible preferred stocks and convertible securities. Other equity-related securities in which the Fund may invest include American Depositary Receipts (“ADRs”); warrants and rights that can be exercised to obtain stock or other eligible investments; investments in various types of business ventures, including partnerships and joint ventures; real estate investment trusts (“REITs”); and similar securities. Convertible securities are securities—like bonds, corporate notes, and preferred stocks—that the Fund can convert into the company’s common stock or some other equity security. The Fund may participate in the initial public offering (“IPO”) market. The Fund also may invest up to 35% of its total assets in foreign securities. From time to time the Fund may invest a significant portion of its assets in companies within one or more economic sectors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund considers medium-sized companies to be those with market capitalizations that are within the market capitalization range of the Russell Midcap Index. Market capitalization is measured at the time of purchase.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In deciding which equities to buy, the subadviser uses a blend of what are known as value and growth styles to select approximately 30 to 50 issuers. The subadviser looks for stocks in a variety of different industries and sectors that it believes have attractive valuations and the potential to experience superior earnings growth on an intermediate term basis. The subadviser generally bases its belief on its proprietary forecasts of each company’s potential earnings growth for periods greater than one year.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of the Fund's investable assets in equity and equity-related securities of medium-sized companies.
PGIM Jennison Focused International Equity ETF
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal market conditions, the Fund invests at least 80% of its investable assets in equity and equity-related securities. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund's name, or facilitate the Fund's investment in those securities by increasing or decreasing the Fund's exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund's 80% investment policy. The Fund invests primarily in issuers that are non-U.S. companies located in various countries outside the United States or having their primary economic exposure outside the United States, including non-U.S. issuers located in emerging markets. The Fund intends to invest a substantial portion of its assets in a smaller number of issuers, generally holding between 15 and 35 securities, with the portfolio typically comprising approximately 25 holdings. The subadviser uses a combination of fundamental research and systematic portfolio construction. The Fund is an actively managed exchange-traded fund (“ETF”) and, thus, does not seek to replicate the performance of a specified index. The Fund can invest without limit in foreign securities, typically invests in a number of different countries, and may invest a significant portion of its assets in companies located in emerging markets. The Fund may invest in American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and similar securities. Because the Fund may invest a large portion of its assets in a single country (for example, China) or region of the world, the Fund’s investments may be geographically concentrated relative to broad diversified indexes of international stocks. The Fund may invest in securities of issuers of any market capitalization size. Equity and equity-related securities include, but are not limited to, common stocks, securities convertible or exchangeable for common stock or the cash value of common stock, preferred stocks, warrants and rights that can be exercised to obtain stock, investments in various types of business ventures including partnerships and business development companies, investments in mutual funds and other ETFs, securities of real estate investment trusts (“REITs”) and income and royalty trusts, structured securities including participation notes (“P-Notes”), structured notes (“S-Notes”) and low exercise price warrants (“LEPWs”) or other similar securities and ADRs and other similar receipts or shares, in both listed and unlisted form.The Fund seeks to invest in companies in the early stages of accelerating growth, with attributes such as sustainable competitive advantages, the ability to execute a business strategy, and an appropriate valuation. The subadviser may eliminate or reduce the Fund’s investment in a portfolio holding due to an unfavorable change in that portfolio holding’s fundamentals, such as a weakening financial or competitive position or a significant change in management or governance issues. The emergence of what is believed to be a more attractive portfolio candidate may also lead to eliminating or reducing the weight of a position in the Fund. The subadviser employs a systematic portfolio construction process that seeks to manage overall investment risk exposures and characteristics in order to manage liquidity considerations and maintain consistency with the Fund’s objective. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund. From time to time the Fund may invest a significant portion of its assets in companies within one or more economic sectors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Equity and equity-related securities include, but are not limited to, common stocks, securities convertible or exchangeable for common stock or the cash value of common stock, preferred stocks, warrants and rights that can be exercised to obtain stock, investments in various types of business ventures including partnerships and business development companies, investments in mutual funds and other ETFs, securities of real estate investment trusts (“REITs”) and income and royalty trusts, structured securities including participation notes (“P-Notes”), structured notes (“S-Notes”) and low exercise price warrants (“LEPWs”) or other similar securities and ADRs and other similar receipts or shares, in both listed and unlisted form.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in issuers that are non-U.S. companies located in various countries outside the United States or having their primary economic exposure outside the United States, including non-U.S. issuers located in emerging markets.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its investable assets in equity and equity-related securities.
PGIM Jennison U.S. Core Equity ETF
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in equity and equity-related securities of U.S. companies. The term “investable assets” refers to the Fund's net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The subadviser seeks to generate long-term capital appreciation through investments in U.S. equities by integrating insights from the subadviser’s fundamental investment teams within a disciplined, risk-managed portfolio construction framework. The Fund is an actively managed exchange-traded fund (“ETF”) and, thus, does not seek to replicate the performance of a specified index. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. The subadviser utilizes an investment process pursuant to which securities are identified through proprietary fundamental research conducted by its analysts and selected by portfolio managers based on factors such as growth potential, valuation, fundamental risks, and overall portfolio characteristics, with position sizes generally reflecting the subadviser’s level of conviction in each investment. The subadviser applies a quantitative portfolio construction process that seeks to manage overall investment risk exposures and characteristics in order to manage liquidity considerations and maintain consistency with the Fund’s objective. Incorporating insight from the subadviser’s fundamental investment team, the subadviser aims to construct a portfolio with risk factor exposures managed relative to the Russell 1000 Index (the “Index”). The equity and equity-related securities in which the Fund primarily invests include common and preferred stock, common stock, non-convertible preferred stock, convertible securities, American Depositary Receipts (“ADRs”), warrants, rights, real estate investment trusts (“REITs”), and other similar instruments.A company is considered to be a “U.S. company” if it is organized under the laws of the United States, or that the Fund’s subadviser determines has its principal business activities or primary economic exposure in the United States. The Fund may invest up to 20% of its total assets in foreign issuers that do not meet the above definition of U.S. companies. The Fund may purchase the stocks of companies of any size. The Fund engages in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities. The Fund expects to be more heavily involved in active trading during periods of market volatility seeking to preserve gains or limit losses. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means it may invest in a smaller number of issuers than a diversified fund.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A company is considered to be a “U.S. company” if it is organized under the laws of the United States, or that the Fund’s subadviser determines has its principal business activities or primary economic exposure in the United States.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The equity and equity-related securities in which the Fund primarily invests include common and preferred stock, common stock, non-convertible preferred stock, convertible securities, American Depositary Receipts (“ADRs”), warrants, rights, real estate investment trusts (“REITs”), and other similar instruments.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in equity and equity-related securities of U.S. companies.
PGIM Jennison Small-Mid Cap Core Equity ETF
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in equity and equity-related securities of small and medium capitalization companies. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. The subadviser seeks to generate long-term capital appreciation through investments in equity and equity-related securities by integrating insights from the subadviser’s fundamental investment teams within a disciplined, risk-managed portfolio construction framework. The Fund is an actively managed exchange-traded fund (“ETF”) and, thus, does not seek to replicate the performance of a specified index. The subadviser utilizes an investment process pursuant to which securities are identified through proprietary fundamental research conducted by its analysts and selected by portfolio managers based on factors such as growth potential, valuation, fundamental risks, and overall portfolio characteristics, with position sizes generally reflecting the subadviser’s level of conviction in each investment. The subadviser applies a quantitative portfolio construction process that seeks to manage overall investment risk exposures and characteristics in order to manage liquidity considerations and maintain consistency with the Fund’s objective. Incorporating insight from the subadviser’s fundamental investment team, the subadviser aims to construct a portfolio with risk factor exposures managed relative to the Russell 2500 Index (the “Index”). The Fund is not an index fund, and the issuers held in its portfolio may differ substantially from the companies included in the Index. The subadviser considers small and medium capitalization companies to be those with market capitalizations less than the largest market capitalization found in the Index. The Fund may invest in issuers of any market capitalization, subject to the Fund's 80% investment policy.Equity-related securities refer to securities and instruments that provide exposure to equity investments. The equity and equity-related securities in which the Fund primarily invests include common and preferred stock, non-convertible preferred stock, convertible securities, American Depositary Receipts (“ADRs”), warrants, rights, real estate investment trusts (“REITs”), and other similar instruments. The Fund may invest up to 20% of its total assets in foreign securities. The Fund engages in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities. The Fund expects to be more heavily involved in active trading during periods of market volatility seeking to preserve gains or limit losses.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The subadviser considers small and medium capitalization companies to be those with market capitalizations less than the largest market capitalization found in the Index. The Fund may invest in issuers of any market capitalization, subject to the Fund's 80% investment policy.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The equity and equity-related securities in which the Fund primarily invests include common and preferred stock, non-convertible preferred stock, convertible securities, American Depositary Receipts (“ADRs”), warrants, rights, real estate investment trusts (“REITs”), and other similar instruments.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in equity and equity-related securities of small and medium capitalization companies.
PGIM Jennison International Core Equity ETF
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in equity and equity-related securities. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund invests primarily in issuers that are non-U.S. companies located in various countries outside the United States or having their primary economic exposure outside the United States, including non-U.S. issuers located in emerging markets.Primary economic exposure is determined using a methodology that assesses where a company's principal economic activities and risks are concentrated, taking into consideration factors such as domicile, listing, largest revenue source, and reporting currency. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy. The subadviser seeks to generate long-term capital appreciation through investments in equity and equity-related securities by integrating insights from the subadviser’s fundamental investment teams within a disciplined, risk-managed portfolio construction framework. The Fund is an actively managed exchange-traded fund (“ETF”) and, thus, does not seek to replicate the performance of a specified index. The subadviser utilizes an investment process pursuant to which securities are identified through proprietary fundamental research conducted by its analysts and selected by portfolio managers based on factors such as growth potential, valuation, fundamental risks, and overall portfolio characteristics, with position sizes generally reflecting the subadviser’s level of conviction in each investment. The subadviser applies a quantitative portfolio construction process that seeks to manage overall investment risk exposures and characteristics in order to manage liquidity considerations and maintain consistency with the Fund’s objective. Incorporating insight from the subadviser’s fundamental investment team, the subadviser aims to construct a portfolio with risk factor exposures managed relative to the MSCI EAFE Index (ND) (the “Index”). The Fund is not an index fund, and the issuers held in its portfolio may differ substantially from the companies included in the Index. The Fund can invest without limit in foreign securities, typically invests in a number of different countries, and may invest a portion of its assets in companies located in emerging markets. The Fund may invest in American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and similar receipts and securities. Because the Fund may invest a large portion of its assets in a single country (for example, China) or region of the world, the Fund’s investments may be geographically concentrated relative to broad diversified indexes of international stocks, such as the Index. The Fund may invest in securities of issuers of any market capitalization size. In deciding which stocks to buy, the subadviser uses a blend of both value and growth styles. Equity-related securities refer to securities and instruments that provide exposure to equity investments. The equity and equity-related securities in which the Fund primarily invests include, but are not limited to, common stocks, securities convertible or exchangeable for common stock or the cash value of common stock, preferred stocks, warrants and rights that can be exercised to obtain stock, securities of real estate investment trusts (“REITs”) or other similar securities and ADRs and other similar receipts or shares, in both listed and unlisted form.The Fund engages in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities. The Fund expects to be more heavily involved in active trading during periods of market volatility seeking to preserve gains or limit losses. From time to time the Fund may invest a significant portion of its assets in companies within one or more economic sectors.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in issuers that are non-U.S. companies located in various countries outside the United States or having their primary economic exposure outside the United States, including non-U.S. issuers located in emerging markets.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Primary economic exposure is determined using a methodology that assesses where a company's principal economic activities and risks are concentrated, taking into consideration factors such as domicile, listing, largest revenue source, and reporting currency.The equity and equity-related securities in which the Fund primarily invests include, but are not limited to, common stocks, securities convertible or exchangeable for common stock or the cash value of common stock, preferred stocks, warrants and rights that can be exercised to obtain stock, securities of real estate investment trusts (“REITs”) or other similar securities and ADRs and other similar receipts or shares, in both listed and unlisted form.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in equity and equity-related securities.
PGIM Portfolio Ballast ETF
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund seeks to participate in the upside returns of the stock market while limiting volatility and downside losses. In seeking to achieve the Fund’s investment objective, the Fund seeks to reduce volatility over the course of a full market cycle as compared to the equity market, which the Fund defines as the S&P 500® Index. The Fund’s strategy is designed to provide participation in the equity markets during periods in which the market is rising while limiting losses in periods of market downturn. The Fund will generally seek to gain exposure to the stock market through listed options on the S&P 500® Index (SPX) or SPDR® S&P 500 ETF (SPY), and through S&P 500® Index futures contracts, while simultaneously holding investments in U.S. Treasuries, U.S. Treasury futures contracts, and cash and cash equivalents to provide fixed income exposure. The Fund will invest in nonstandard SPX or SPY options that allow the subadviser to select terms including expiration date, option type (put or call), exercise style (American or European), strike price, premium, trading hours and exercise settlement (A.M. or P.M.-settled), among others. The Fund may also invest in other ETFs or mutual funds to gain exposure to equity or fixed income securities. There are no limits on the amount of assets the Fund can invest in equity or fixed income investments, or investments that provide exposure to the same, however, under normal market conditions the subadviser expects to invest up to 35% of the Fund’s total assets in investments that provide exposure to the equities markets and up to 90% of the Fund’s total assets in fixed income investments and investments that provide exposure to fixed income. The Fund is an actively managed exchange-traded fund (“ETF”) and therefore does not seek to replicate the performance of any specified index. The Fund seeks to capture 60% of the performance of the S&P 500 on average in appreciating equity markets and to capture 30% of the performance of the S&P 500 on average in declining equity markets over a market cycle. Market cycle is defined as a period approximately from an equity market peak to bottom and back to peak again that typically aligns with the business cycle. The Fund seeks to meet these objectives through strategic portfolio design as well as active portfolio management. The portfolio holds long dated S&P 500 FLEX options that provide upside participation in rising equity markets and a floor on downside participation in declining equity markets (e.g., the option premium). The call options are complemented in the portfolio with exposure to U.S. Treasuries and Treasury futures which provide diversification to the equity exposure. The subadviser actively monitors and periodically rebalances both the equity and fixed income exposures in response to changing market conditions with the goal of capturing upside gains and limiting downside losses. When determining the allocation and when to rebalance, the subadviser takes into account, among other factors: interest rates, the portfolio’s equity exposure, the percentage of the portfolio invested in options, the current level of the S&P 500® Index, the volatility of S&P 500® Index options, bond and dividend yields, the delta of the portfolio’s options positions (which is a measure of the sensitivity of the portfolio’s option prices to changes in price of the S&P 500® Index), and time to maturity of the options. The subadviser also considers internal research generated by its asset allocation team when evaluating the relative attractiveness of equity versus fixed income exposure. In selecting investments for the Fund, the subadviser will evaluate overall investment opportunities and risks among the types of investments the Fund may hold. The Fund may invest in other derivative instruments, including futures, forwards, options, swaps, and options on swaps, to try to enhance return or to try to reduce (“hedge”) investment risks. The Fund engages in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities. The Fund expects to be more heavily involved in active trading during periods of market volatility seeking to preserve gains or limit losses. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will generally seek to gain exposure to the stock market through listed options on the S&P 500® Index (SPX) or SPDR® S&P 500 ETF (SPY), and through S&P 500® Index futures contracts, while simultaneously holding investments in U.S. Treasuries, U.S. Treasury futures contracts, and cash and cash equivalents to provide fixed income exposure. The Fund will invest in nonstandard SPX or SPY options that allow the subadviser to select terms including expiration date, option type (put or call), exercise style (American or European), strike price, premium, trading hours and exercise settlement (A.M. or P.M.-settled), among others.